Label	Element	Value
GMO High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	GMO TRUST Supplement dated May 18, 2022 to the GMO Trust Prospectus dated June 30, 2021, as revised October 5, 2021 GMO High Yield Fund
Risk/Return [Heading]	rr_RiskReturnHeading	GMO High Yield Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The section captioned “Annual Fund operating expenses” appearing on page 91 of the GMO Trust Prospectus dated June 30, 2021, as revised October 5, 2021, is replaced in its entirety with the following:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	This amount has been restated to reflect current fees.
GMO High Yield Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.55%
GMO High Yield Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.45%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.50%
GMO High Yield Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.435%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.49%
GMO High Yield Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.405%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.55%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.46%
GMO High Yield Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[3]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.55%
GMO High Yield Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.50%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2],[3],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.74%
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[3],[4]
Total annual fund operating expenses after expense reimbursement/waiver	rr_NetExpensesOverAssets	0.59%

[1]	Includes both management fee of 0.35% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. The reimbursement and waiver arrangements described above, including the Expense Cap, will remain in effect through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	The amount includes interest expense incurred by the Fund as a result of entering into reverse repurchase agreements and/or margin on cleared swap contracts, if any. “Other expenses” (before addition of interest expense) and interest expense were approximately 0.14% and less than 0.01%, respectively.
[3]	This amount has been restated to reflect current fees.
[4]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I’s initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.04% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.